Document and Entity Information Document	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2023
Entity Registrant Name	CLARIVATE PLC
Entity Central Index Key	0001764046
Amendment Flag	false
Entity Tax Identification Number	00-0000000
Entity File Number	001-38911
Entity Address, Address Line One	70 St. Mary Axe
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC3A 8BE
Entity Address, Country	GB
City Area Code	44
Local Phone Number	207-433-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Entity File Number	001-38911
Entity Address, Address Line One	70 St. Mary Axe
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC3A 8BE
Entity Address, Country	GB
Entity Incorporation, State or Country Code	Y9
Series A Preferred Stock
Cover [Abstract]
Title of 12(b) Security	5.25% Series A Mandatory Convertible Preferred Shares, no par value
Document Information [Line Items]
Title of 12(b) Security	5.25% Series A Mandatory Convertible Preferred Shares, no par value
Trading Symbol	CLVT PR A
Security Exchange Name	NYSE
Common Stock
Cover [Abstract]
Title of 12(b) Security	Ordinary Shares, no par value
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	CLVT
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Cover [Abstract]
Title of 12(b) Security	Series B Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Series B Preferred Stock Purchase Rights
Security Exchange Name	NYSE